Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

March 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset Short Term Yield Fund (the “Fund”), a series of Legg Mason Partners Income Trust (the “Registrant”)

Securities Act File No. 2-96408

Investment Company Act File No. 811-04254

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated February 22, 2013 to the Fund’s Prospectus dated November 28, 2012.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8381.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC